Feb. 03, 2025
Virtus Newfleet CMBS MACS
Virtus Newfleet CMBS MACS
Investment Objective
The fund has a primary investment objective of long-term total return, inclusive of a relatively high level of income.
Fees and Expenses

The tables below illustrate the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Virtus Newfleet CMBS MACS Virtus Newfleet CMBS MACS
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	none
Maximum Deferred Sales Charge (as a percentage of Offering Price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Virtus Newfleet CMBS MACS Virtus Newfleet CMBS MACS
Management Fees	none	[1]
Other Expenses	0.65%	[2]
Total Annual Fund Operating Expenses	0.65%
Less: Fee Waiver and/or Expense Reimbursement	(0.65%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	none	[3]
[1]

Neither the fund’s investment adviser nor the fund’s subadviser charges a management fee to the fund. Shareholders should be aware, however, that the fund is an integral part of separately managed account programs, and the fund’s investment adviser, the fund’s subadviser or their affiliates will be compensated directly or indirectly by separately managed account program sponsors or program participants for managed account advisory services.

[2]	Estimated for current fiscal year, as annualized.
[3]

The fund’s subadviser has contractually agreed to limit the fund’s total operating expenses (excluding certain expenses, such as front-end or contingent deferred sales charges, taxes, leverage and borrowing expenses (such as commitment, amendment and renewal expenses on credit or redemption facilities), interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, unusual or infrequently occurring expenses (such as litigation), acquired fund fees and expenses, and dividend expenses, if any) so that such expenses do not exceed 0.00% indefinitely. Only the fund’s Board may modify or terminate the expense limitation agreement.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods or continued to hold them. The example also assumes that your investment has a 5% return each year, that the fund’s operating expenses remain the same and that the expense reimbursement agreement remains in place for the contractual period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example	Virtus Newfleet CMBS MACS Virtus Newfleet CMBS MACS USD ($)
1 Year	none
3 Years	none

Expense Example, No Redemption	Virtus Newfleet CMBS MACS Virtus Newfleet CMBS MACS USD ($)
1 Year	none
3 Years	none

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. As of the date of this prospectus, the fund has not completed a fiscal year of operations; therefore, portfolio turnover information for the fund is not shown here.

Principal Investment Strategies

The fund invests in commercial mortgage-backed securities (“CMBS”) issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or issued by non-government entities, such as commercial banks or other private lenders, with an emphasis on investment-grade securities.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in investment grade tranches of CMBS, and in other instruments that have economic characteristics similar to such investments.

The fund will invest exclusively in debt tranches of CMBS, which may include below-investment grade debt securities, commonly referred to as “high yield” securities or “junk bonds.” There is no limitation on the maturity of the fund’s debt investments. The CMBS in which the fund invests are generally purchased pursuant to Rule 144A under the Securities Act of 1933 and are therefore subject to certain resale restrictions.

As of the date of this prospectus, the fund defines a “relatively high level of income” for this purpose as a level of income comparable to the yield to maturity of the agency component of the Bloomberg US Mortgage Backed Securities (MBS) Index. As of August 22, 2024, the yield to maturity of the agency component of the Bloomberg US Mortgage Backed Securities Index was 4.59%.

Principal Risks
Risk Table - Virtus Newfleet CMBS MACS	Risk [Text Block]
Risk Lose Money [Member]	If between the time you purchase shares and the time you sell shares the value of the fund’s investments decreases, you will lose money.
Mortgage-Backed Securities Risk

> Mortgage-Backed Securities Risk: Changes in interest rates may cause both extension and prepayment risks for mortgage-backed securities. These securities are also subject to risks associated with the non-repayment of underlying collateral, including losses to the fund.

Commercial Mortgage-Backed Securities Risk

> Commercial Mortgage-Backed Securities Risk: CMBS are not backed by the full faith and credit of the U.S. government and are subject to risk of default on the underlying mortgages, particularly during periods of economic downturn. CMBS are subject to a greater degree of prepayment and extension risk than many other forms of fixed income investments and therefore react differently to changes in interest rates than other bonds, and the prices of CMBS may reflect adverse economic and market conditions.

Income Risk

> Income Risk: Income received from the fund may vary widely over the short- and long-term and/or be less than anticipated if the proceeds from maturing securities in the fund are reinvested in lower-yielding securities.

Credit Risk

> Credit Risk: If the issuer of a debt instrument fails to pay interest or principal in a timely manner, or negative perceptions exist in the market of the issuer’s ability to make such payments, the price of the security may decline.

Interest Rate Risk	> Interest Rate Risk: The values of debt instruments may rise or fall in response to changes in interest rates, and this risk may be enhanced for securities with longer maturities.
Prepayment/Call Risk

> Prepayment/Call Risk: Issuers may prepay or call their fixed rate obligations when interest rates fall, forcing the fund to reinvest in obligations with lower interest rates and the fund may not benefit fully from the increase in value that other fixed income investments experience when interest rates decline.

High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk

> High-Yield/High-Risk Fixed Income Securities (Junk Bonds) Risk: There is a greater risk of issuer default, less liquidity, and increased price volatility related to high-yield/high-risk securities than investment grade securities, and high-yield/high-risk securities are generally considered to be speculative.

Illiquid and Restricted Securities Risk

> Illiquid and Restricted Securities Risk: Certain securities in which the fund invests may be difficult to sell at the time and price beneficial to the fund, for example due to low trading volumes or legal restrictions.

Market Volatility Risk

> Market Volatility Risk: The value of the securities in the fund may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be short- or long-term. Local, regional or global events such as war or military conflict (e.g., Russia’s invasion of Ukraine), acts of terrorism, the spread of infectious illness or other public health issue, recessions, or other events could have a significant impact on the fund and its investments, including hampering the ability of the fund’s portfolio manager(s) to invest the fund’s assets as intended.

MBS Sector Focused Investing Risk

> MBS Sector Focused Investing Risk: Events negatively affecting the commercial mortgage-backed securities sector and its sub-sectors, in which the fund focuses its investments may cause the value of the fund’s shares to decrease, perhaps significantly.

Large Shareholder Risk

> Large Shareholder Risk: Certain account holders, including the subadviser or funds or accounts over which the subadviser has investment discretion, may from time to time own or control a significant percentage of the fund’s shares. The fund is subject to the risk that a redemption by large shareholders of all or a portion of their fund shares or a purchase of fund shares in large amounts and/or on a frequent basis, including as a result of asset allocation decisions made by the subadviser, will adversely affect the fund’s performance if it is forced to sell portfolio securities or invest cash when the subadviser would not otherwise choose to do so. This risk will be particularly pronounced if one shareholder owns a substantial portion of the fund. Redemptions of a large number of shares may affect the liquidity of the fund’s portfolio, increase the fund’s transaction costs and/or lead to the liquidation of the fund. Such transactions also potentially limit the use of any capital loss carryforwards and certain other losses to offset future realized capital gains (if any).

Performance Information
The fund has not had a full calendar year of operations; therefore, performance information is not shown here.